Significant Accounting Policies - Revenues disaggregated by location of students (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues disaggregated by location of students
Revenues	$ 95,601	$ 50,692	$ 27,111
Asia-Pacific region
Revenues disaggregated by location of students
Revenues	39,155	33,256	25,228
Other areas, primarily arising from EMEA region
Revenues disaggregated by location of students
Revenues	$ 56,446	$ 17,436	$ 1,883